As filed with the Securities and Exchange Commission on August 24, 2018

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-22378

DoubleLine Funds Trust

(Exact name of registrant as specified in charter)

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Address of principal executive offices) (Zip code)

Ronald R. Redell

DoubleLine Funds Trust

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Name and address of agent for service)

(213) 633-8200

Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2019

Date of reporting period: June 30, 2018

Item 1. Schedule of Investments.

DoubleLine Selective Credit Fund

Schedule of Investments

June 30, 2018 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 1.4%
35,931	MarketPlace Loan Trust, Series 2015-CB1-A	4.00%	^	07/15/2021	35,919
11,000,000	PNMAC GMSR Trust, Series 2018-FT1-A, (1 Month LIBOR USD + 2.35%)	4.44%	^	04/25/2023	11,060,984

Total Asset Backed Obligations (Cost $11,035,931)					11,096,903

Collateralized Loan Obligations - 1.5%
1,000,000	Apidos Ltd., Series 2014-18A-D, (3 Month LIBOR USD + 5.20%)	7.56%	^	07/22/2026	1,003,428
1,000,000	Babson Ltd., Series 2015-2A-ER, (3 Month LIBOR USD + 6.45%)	8.81%	^	10/20/2030	1,016,880
500,000	Barings Ltd., Series 2017-1A-E, (3 Month LIBOR USD + 6.00%)	8.36%	^	07/18/2029	503,101
750,000	Barings Ltd., Series 2018-3A-E, (3 Month LIBOR USD + 5.75%)	7.82%	^	07/20/2029	745,620
500,000	Canyon Capital Ltd., Series 2016-2A-E, (3 Month LIBOR USD + 6.75%)	9.10%	^	10/15/2028	506,233
500,000	Cook Park Ltd., Series 2018-1A-E, (3 Month LIBOR USD + 5.40%)	7.75%	^	04/17/2030	497,983
500,000	Dryden Senior Loan Fund, Series 2015-37A-ER, (3 Month LIBOR USD + 5.15%, 5.15% Floor)	6.87%	^	04/15/2027	494,703
500,000	Greenwood Park Ltd., Series 2018-1A-E, (3 Month LIBOR USD + 4.95%)	6.98%	^	04/15/2031	481,822
500,000	LCM LP, Series 26A-E, (3 Month LIBOR USD + 5.30%, 5.30% Floor)	7.23%	^	01/21/2031	493,210
250,000	Madison Park Funding Ltd., Series 2014-15A-DR, (3 Month LIBOR USD + 5.44%)	7.81%	^	01/27/2026	250,623
500,000	Neuberger Berman Loan Advisers Ltd., Series 2017-16SA-E, (3 Month LIBOR USD + 5.40%)	7.75%	^	01/18/2028	495,313
500,000	Neuberger Berman Ltd., Series 2018-23A-E, (3 Month LIBOR USD + 6.58%)	8.93%	^	10/17/2027	505,956
1,000,000	Octagon Investment Partners Ltd., Series 2012-1A-DR, (3 Month LIBOR USD + 7.15%)	9.50%	^	07/15/2029	1,033,183
500,000	Octagon Investment Partners Ltd., Series 2014-1A-D, (3 Month LIBOR USD + 6.60%)	8.96%	^	11/14/2026	503,823
500,000	Stewart Park Ltd., Series 2015-1A-ER, (3 Month LIBOR USD + 5.28%, 5.28% Floor)	7.63%	^	01/15/2030	498,390
500,000	Voya Ltd., Series 2016-4A-E2, (3 Month LIBOR USD + 6.65%)	9.01%	^	07/20/2029	509,978
500,000	Webster Park Ltd., Series 2015-1A-DR, (3 Month LIBOR USD + 5.50%, 5.50% Floor)	0.00%	^	07/20/2030	500,000
1,000,000	Wind River Ltd., Series 2014-2A-ER, (3 Month LIBOR USD + 5.75%, 5.75% Floor)	8.10%	^	01/15/2031	990,481
1,000,000	Wind River Ltd., Series 2015-2A-ER, (3 Month LIBOR USD + 5.55%)	7.90%	^	10/15/2027	1,003,783

Total Collateralized Loan Obligations (Cost $11,902,340)					12,034,510

Non-Agency Commercial Mortgage Backed Obligations - 2.5%
530,000	20 Times Square Trust, Series 2018-20TS-G	3.20%	^	05/17/2035	484,880
500,000	Atrium Hotel Portfolio Trust, Series 2017-ATRM-E, (1 Month LIBOR USD + 3.05%)	5.12%	^	12/15/2036	499,829
500,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-E, (1 Month LIBOR USD + 3.40%, 3.40% Floor)	5.36%	^	06/15/2035	502,458
282,000	Barclays Commercial Mortgage Securities LLC, Series 2014-BXO-E, (1 Month LIBOR USD + 3.75%, 2.56% Floor)	5.82%	^	08/16/2027	283,242
214,000	BB-UBS Trust, Series 2012-TFT-TE	3.68%	#^	06/07/2030	195,943
500,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.57%	#	01/12/2045	459,234
629,000	BX Trust, Series 2017-IMC-E, (1 Month LIBOR USD + 3.25%, 3.25% Floor)	5.32%	^	10/15/2032	632,253
755,000	BX Trust, Series 2018-BIOA-E, (1 Month LIBOR USD + 1.95%, 1.98% Floor)	4.02%	^	03/16/2037	752,844
179,000	BX Trust, Series 2018-GW, (1 Month LIBOR USD + 1.97%, 1.97% Floor)	3.87%	^	05/15/2037	179,427
179,000	BX Trust, Series 2018-GW, (1 Month LIBOR USD + 2.42%, 2.42% Floor)	4.32%	^	05/15/2037	179,645
179,000	BX Trust, Series 2018-GW-G, (1 Month LIBOR USD + 2.92%, 2.92% Floor)	4.82%	^	05/15/2037	179,818
655,000	BX Trust, Series 2018-MCSF, (1 Month LIBOR USD + 2.65%, 2.65% Floor)	4.72%	^	04/16/2035	650,723
694,000	Caesars Palace Las Vegas Trust, Series 2017-VICI-D	4.50%	#^	10/17/2034	698,865
679,000	CHT Mortgage Trust, Series 2017-CSMO-E, (1 Month LIBOR USD + 3.00%, 3.00% Floor)	5.07%	^	11/17/2036	684,275
362,000	CHT Mortgage Trust, Series 2017-CSMO-F, (1 Month LIBOR USD + 3.74%, 3.80% Floor)	5.81%	^	11/15/2036	365,576
500,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.58%	#^	02/12/2048	433,509
450,000	Citigroup Commercial Mortgage Trust, Series 2016-GC36-D	2.85%	^	02/10/2049	346,818
253,000	CLNS Trust, Series 2017-IKPR-E, (1 Month LIBOR USD + 3.50%, 3.50% Floor)	5.55%	^	06/11/2032	254,387
253,000	CLNS Trust, Series 2017-IKPR-F, (1 Month LIBOR USD + 4.50%, 4.50% Floor)	6.55%	^	06/11/2032	255,261
93,866	COBALT Commercial Mortgage Trust, Series 2007-C2-AJFX	5.57%	#	04/17/2047	94,285
227,000	Commercial Mortgage Pass-Through Certificates, Series 2012-CR4-D	4.73%	#^	10/17/2045	116,970
411,000	Commercial Mortgage Pass-Through Certificates, Series 2012-CR4-E	4.73%	#^Þ	10/17/2045	105,077
250,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR19-C	4.87%	#	08/10/2047	248,368
500,000	Commercial Mortgage Pass-Through Certificates, Series 2015-3BP-B	3.35%	#^	02/12/2035	484,895
500,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR22-D	4.26%	#^	03/12/2048	418,638
500,000	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-D	4.50%	#^	02/12/2048	426,670
500,000	CSAIL Commercial Mortgage Trust, Series 2015-C1-D	3.94%	#^	04/15/2050	443,955
499,000	CSMC Trust, Series 2017-PFHP-G, (1 Month LIBOR USD + 6.15%, 6.15% Floor)	8.22%	^	12/15/2030	490,402
500,000	DBGS Mortgage Trust, Series 2018-5BP-F, (1 Month LIBOR USD + 2.45%, 2.45% Floor)	4.35%	^	06/15/2033	498,034
220,962	FREMF Mortgage Trust, Series 2016-KF22-B, (1 Month LIBOR USD + 5.05%, 5.05% Floor)	7.05%	^	07/25/2023	222,956
347,000	GMAC Commercial Mortgage Securities Trust, Series 2004-C3-E	5.14%	#^	12/10/2041	340,023
164,415	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP9-AM	5.37%		05/15/2047	164,558
500,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-LAQ-E, (1 Month LIBOR USD + 3.00%, 3.35% Floor)	5.00%	^	06/15/2032	501,234
107,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2004-CBX-D	5.10%	#	01/12/2037	108,529
531,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9-AMS	5.34%		05/15/2047	529,606
208,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WIKI-E	4.14%	#^	10/05/2031	202,722
500,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.98%	#^	02/18/2048	441,341
45,364	Merrill Lynch Mortgage Trust, Series 2007-C1-AM	5.99%	#	06/12/2050	45,414
250,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.49%	#	10/15/2047	241,859
350,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/17/2047	332,485
699,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-D	3.07%	^	02/15/2048	562,839
501,000	Morgan Stanley Capital Trust, Series 2017-CLS-E, (1 Month LIBOR USD + 1.95%, 1.95% Floor)	4.02%	^	11/15/2034	501,355
556,000	Morgan Stanley Capital Trust, Series 2017-CLS-F, (1 Month LIBOR USD + 2.60%, 2.60% Floor)	4.67%	^	11/15/2034	556,530
500,000	Morgan Stanley Capital, Inc., Series 2014-MP-D	3.82%	#^	08/11/2029	492,849
469,783	Tharaldson Hotel Portfolio Trust, Series 2018-THL-E, (1 Month LIBOR USD + 3.18%, 3.10% Floor)	5.23%	^	11/13/2034	471,471
106,676	Wachovia Bank Commercial Mortgage Trust, Series 2006-C25-F	5.36%	#	05/15/2043	106,403
61,616	Wachovia Bank Commercial Mortgage Trust, Series 2006-C26-AM	6.20%	#	06/15/2045	62,235
148,130	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30-AJ	5.41%	#	12/15/2043	149,397
3,230,562	Waterfall Commercial Mortgage Trust, Series 2015-SBC5-A	4.10%	#^	09/20/2022	3,152,850
500,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C26-D	3.59%	^	02/18/2048	409,204

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $21,527,492)					20,962,141

Non-Agency Residential Collateralized Mortgage Obligations - 89.8%
2,042,857	Ajax Mortgage Loan Trust, Series 2016-1-A	4.25%	^§	07/25/2047	2,053,653
7,316,051	Ajax Mortgage Loan Trust, Series 2017-C-A	3.75%	^§	07/25/2060	7,208,140
4,224,364	Alternative Loan Trust, Series 2005-4	5.75%		04/25/2035	3,727,632
7,066,339	Alternative Loan Trust, Series 2005-55CB-2A1	5.50%		11/25/2035	6,512,530
6,754,173	Alternative Loan Trust, Series 2005-79CB-A1, (1 Month LIBOR USD + 0.55%, 0.55% Floor, 5.50% Cap)	2.64%		01/25/2036	5,506,510
6,754,173	Alternative Loan Trust, Series 2005-79CB-A2, (-1 x 1 Month LIBOR USD + 4.95%, 4.95% Cap)	2.86%	I/FI/O	01/25/2036	679,929
10,895,211	Alternative Loan Trust, Series 2005-80CB-4A1	6.00%		02/25/2036	8,811,298
2,299,206	Alternative Loan Trust, Series 2007-HY3-1A1, (12 Month LIBOR USD + 1.70%, 1.70% Floor)	3.52%		03/25/2047	2,026,822
9,005,333	Alternative Loan Trust, Series 2007-OA8-1A1, (1 Month LIBOR USD + 0.18%, 0.18% Floor)	2.27%		06/25/2047	7,617,272
5,677,014	Banc of America Alternative Loan Trust, Series 2004-12-2CB1	6.00%		01/25/2035	5,638,809
3,437,940	Banc of America Funding Corporation, Series 2006-2-2A11	5.50%		03/25/2036	3,393,198
1,970,608	Banc of America Funding Corporation, Series 2007-1-TA8	5.85%	ß	01/25/2037	1,823,539
6,331,897	BCAP LLC Trust, Series 2011-RR4-4A8	6.00%	#^	08/26/2037	6,295,816
6,643,824	BCAP LLC Trust, Series 2011-RR4-5A8	6.00%	#^	08/26/2037	6,635,555
21,866,461	BCAP LLC Trust, Series 2012-RR4-6A2	3.71%	#^	11/27/2035	17,741,040
12,860,285	BCAP LLC Trust, Series 2013-RR2-6A2	4.03%	#^	06/26/2037	12,663,441
6,898,161	Bear Stearns ARM Trust, Series 2006-2-2A1	3.99%	#	07/25/2036	6,263,453
5,876,147	Bear Stearns Asset Backed Securities Trust, Series 2005-10-23A1	3.93%	#	01/25/2036	5,545,554
3,915,378	Bear Stearns Asset Backed Securities Trust, Series 2006-4-31A1	4.31%	#	07/25/2036	3,658,559
4,843,807	Bear Stearns Asset Backed Securities Trust, Series 2006-AC5-A1	6.25%	ß	12/25/2036	4,167,734
16,107,038	Bear Stearns Asset Backed Securities Trust, Series 2006-AQ1-12A, (1 Month LIBOR USD + 0.14%, 0.14% Floor)	2.23%		10/25/2036	16,843,698
2,215,898	Bear Stearns Asset Backed Securities Trust, Series 2006-IM1-A1, (1 Month LIBOR USD + 0.23%, 0.23% Floor)	2.32%		04/25/2036	2,645,952
2,946,192	Chase Mortgage Finance Trust, Series 2006-S2-1A9	6.25%		10/25/2036	2,340,601
5,793,100	Chase Mortgage Finance Trust, Series 2006-S3-1A2	6.00%		11/25/2036	4,451,925
491,439	Chase Mortgage Finance Trust, Series 2007-S3-1A12	6.00%		05/25/2037	402,925
3,916,259	CHL Mortgage Pass-Through Trust, Series 2006-13-1A17, (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap)	3.56%	I/FI/O	09/25/2036	632,300
3,916,259	CHL Mortgage Pass-Through Trust, Series 2006-13-1A3, (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.25% Cap)	2.69%		09/25/2036	2,384,572
10,092,920	CHL Mortgage Pass-Through Trust, Series 2007-21-1A1	6.25%		02/25/2038	8,501,459
6,876,822	CHL Mortgage Pass-Through Trust, Series 2007-HYB1-2A1	3.26%	#	03/25/2037	6,420,628
4,000,000	CIM Trust, Series 2016-1RR-B2	8.18%	#^Þ	08/26/2055	3,865,499
3,000,000	CIM Trust, Series 2016-2RR-B2	8.02%	#^Þ	02/29/2056	2,930,916
3,000,000	CIM Trust, Series 2016-3RR-B2	7.94%	#^Þ	02/29/2056	2,914,818
1,815,635	Citigroup Mortgage Loan Trust, Inc., Series 2005-9-21A2	5.50%		10/25/2035	1,824,690
1,229,637	Citigroup Mortgage Loan Trust, Inc., Series 2007-AR8-1A1A	3.73%	#	07/25/2047	1,119,387
8,380,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4-M3B, (1 Month LIBOR USD + 1.00%, 1.00% Floor)	3.09%		07/25/2037	8,102,147
2,556,142	Citigroup Mortgage Loan Trust, Inc., Series 2011-12-1A2	3.69%	#^Þ	04/25/2036	2,186,757
9,029,194	CitiMortgage Alternative Loan Trust, Series 2006-A2-A5, (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	2.69%		05/25/2036	8,211,665
9,943,309	CitiMortgage Alternative Loan Trust, Series 2006-A2-A6, (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	3.31%	I/FI/O	05/25/2036	952,497
15,700,217	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A3, (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.10% Cap)	2.59%		05/25/2037	13,245,888
15,700,217	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A4, (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	3.51%	I/FI/O	05/25/2037	1,700,925
4,392,127	CitiMortgage Alternative Loan Trust, Series 2007-A6-1A4	6.00%		06/25/2037	4,284,212
2,993,170	CitiMortgage Alternative Loan Trust, Series 2007-A6-1A5	6.00%		06/25/2037	2,919,627
4,599,262	CitiMortgage Alternative Loan Trust, Series 2007-A8-A1	6.00%		10/25/2037	4,356,173
932,179	Countrywide Alternative Loan Trust, Series 2004-22CB-1A1	6.00%		10/25/2034	963,560
1,810,616	Countrywide Alternative Loan Trust, Series 2005-22T1-A5	5.50%		06/25/2035	1,494,455
1,588,246	Countrywide Alternative Loan Trust, Series 2005-28CB-2A7	5.75%		08/25/2035	1,424,954
2,451,974	Countrywide Alternative Loan Trust, Series 2005-46CB-A20	5.50%		10/25/2035	2,377,304
4,756,575	Countrywide Alternative Loan Trust, Series 2005-65CB-1A11	6.00%		01/25/2036	4,580,539
366,163	Countrywide Alternative Loan Trust, Series 2005-73CB-1A3	6.25%		01/25/2036	375,355
1,933,094	Countrywide Alternative Loan Trust, Series 2006-14CB-A8	6.00%		06/25/2036	1,630,106
4,426,228	Countrywide Alternative Loan Trust, Series 2006-41CB-2A12	6.00%		01/25/2037	3,848,121
1,689,637	Countrywide Alternative Loan Trust, Series 2006-41CB-2A15	5.75%		01/25/2037	1,445,762
4,773,747	Countrywide Alternative Loan Trust, Series 2006-46-A6	6.00%		02/25/2047	3,963,981
2,977,250	Countrywide Alternative Loan Trust, Series 2006-7CB-2A1	6.50%		05/25/2036	2,176,928
1,489,476	Countrywide Alternative Loan Trust, Series 2006-8T1-1A4	6.00%		04/25/2036	1,154,292
2,043,384	Countrywide Alternative Loan Trust, Series 2006-J4-2A13	6.00%		07/25/2036	1,752,888
5,627,068	Countrywide Alternative Loan Trust, Series 2006-J4-2A8	6.00%		07/25/2036	4,827,101
1,606,531	Countrywide Alternative Loan Trust, Series 2006-J6-A5	6.00%		09/25/2036	1,394,450
1,300,696	Countrywide Alternative Loan Trust, Series 2007-13-A4	6.00%		06/25/2047	1,117,518
578,195	Countrywide Alternative Loan Trust, Series 2007-J2-2A1	6.00%		07/25/2037	564,175
28,565,266	Countrywide Asset Backed Certificates, Series 2006-25-1A, (1 Month LIBOR USD + 0.14%, 0.14% Floor)	2.23%		07/25/2035	26,884,037
168,391	Countrywide Home Loans, Series 2006-10-1A11	5.85%		05/25/2036	142,502
984,275	Countrywide Home Loans, Series 2006-17-A6	6.00%		12/25/2036	816,263
2,320,527	Countrywide Home Loans, Series 2006-19-1A7	6.00%		01/25/2037	2,012,065
3,279,198	Countrywide Home Loans, Series 2006-9-A2	6.00%		05/25/2036	2,770,962
11,074,216	Countrywide Home Loans, Series 2007-15-1A29	6.25%		09/25/2037	10,202,604
794,242	Countrywide Home Loans, Series 2007-4-1A10	6.00%		05/25/2037	645,331
580,542	Countrywide Home Loans, Series 2007-8-1A5	5.44%		01/25/2038	462,772
2,182,718	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-12-5A1	5.25%		01/25/2036	2,108,545
1,074,217	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-9-3A2	6.00%		10/25/2035	606,598
1,184,502	Credit Suisse Mortgage Capital Certificates, Series 2006-6-1A10	6.00%		07/25/2036	991,873
1,365,992	Credit Suisse Mortgage Capital Certificates, Series 2008-2R-1A1	6.00%	^	07/25/2037	1,284,701
5,335,182	Credit Suisse Mortgage Capital Certificates, Series 2009-9R-10A2	5.50%	^	12/27/2035	4,662,441
2,037,336	Credit Suisse Mortgage Capital Certificates, Series 2011-17R-1A2	5.75%	^Þ	02/27/2037	2,044,501
5,771,957	CSMC Mortgage-Backed Trust, Series 2006-7-10A1	6.75%		08/25/2036	5,130,209
4,104,712	Deutsche Mortgage Securities, Inc., Series 2009-RS2-1A2	3.61%	#^	09/26/2036	4,049,164
1,255,326	Deutsche Securities, Inc., Series 2005-6-2A1	5.50%		12/25/2035	1,139,844
496,761	Deutsche Securities, Inc., Series 2006-AB4-A1A	6.01%	#	10/25/2036	472,984
1,186,112	First Horizon Alternative Mortgage Securities, Series 2005-FA8-1A3	5.50%		11/25/2035	1,007,402
3,087,132	First Horizon Alternative Mortgage Securities, Series 2007-FA3-A8	6.00%		06/25/2037	2,422,535
3,370,639	First Horizon Alternative Mortgage Securities, Series 2007-FA4-1A4	6.25%		08/25/2037	2,665,468
273,395	First Horizon Asset Securities, Inc., Series 2006-1-1A2	6.00%		05/25/2036	247,491
2,269,465	First Horizon Asset Securities, Inc., Series 2007-3-A4	6.00%		06/25/2037	1,846,768
8,220,732	GreenPoint Mortgage Funding Trust, Series 2005-AR4-3A1, (12 Month US Treasury Average + 1.40%, 1.40% Floor)	2.96%		10/25/2045	7,057,165
569,512	GSR Mortgage Loan Trust, Series 2006-2F-3A4	6.00%		02/25/2036	472,674
3,052,679	GSR Mortgage Loan Trust, Series 2006-9F, (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	4.46%	I/FI/O	10/25/2036	477,963
3,052,679	GSR Mortgage Loan Trust, Series 2006-9F, (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	2.54%		10/25/2036	2,066,725
2,018,845	GSR Mortgage Loan Trust, Series 2007-1F-3A14	5.75%		01/25/2037	1,856,533
3,967,106	GSR Mortgage Loan Trust, Series 2007-2F-3A3	6.00%		03/25/2037	3,555,258
14,245,190	HarborView Mortgage Loan Trust, Series 2006-BU1-1A1A, (1 Month LIBOR USD + 0.21%, 0.21% Floor, 10.50% Cap)	2.29%		02/19/2046	12,830,690
14,997,144	HarborView Mortgage Loan Trust, Series 2007-4-1A1, (1 Month LIBOR USD + 0.22%, 10.00% Cap)	2.30%		07/19/2047	14,436,523
8,026,954	HarborView Mortgage Loan Trust, Series 2007-7-1A1, (1 Month LIBOR USD + 1.00%, 10.50% Cap)	3.09%		10/25/2037	7,444,967
2,629,516	HSI Asset Loan Obligation Trust, Series 2007-1-3A6	6.00%		06/25/2037	1,741,461
1,370,205	Impac Secured Assets Trust, Series 2006-5-1A1B, (1 Month LIBOR USD + 0.20%, 0.20% Floor, 11.50% Cap)	2.29%		02/25/2037	1,237,309
6,450,868	IndyMac Mortgage Loan Trust, Series 2007-AR1-3A1	3.87%	#	06/25/2037	5,318,363
6,737,412	JP Morgan Alternative Loan Trust, Series 2006-S4-A4	5.96%	ß	12/25/2036	6,294,346
4,002,908	JP Morgan Alternative Loan Trust, Series 2008-R2-A1	6.00%	^	11/25/2036	3,371,101
605,811	JP Morgan Mortgage Trust, Series 2005-S3-1A1	6.50%		01/25/2036	510,823
3,767,455	JP Morgan Mortgage Trust, Series 2006-A5	3.84%	#	08/25/2036	3,638,584
3,065,392	JP Morgan Mortgage Trust, Series 2007-S1-2A8	5.75%		03/25/2037	2,408,288
4,116,616	JP Morgan Resecuritization Trust, Series 2009-13-1A2	5.50%	^	01/28/2036	4,074,270
1,652,967	Lavender Trust, Series 2010-R11A-A4	6.25%	^	10/28/2036	1,231,422
3,589,798	Lehman Trust, Series 2006-17-1A4A, (1 Month LIBOR USD + 0.17%, 0.17% Floor)	2.26%		08/25/2046	3,551,449
5,669,974	Master Asset Backed Securities Trust, Series 2004-WMC1-M1, (1 Month LIBOR USD + 0.78%, 0.52% Floor)	2.87%		02/25/2034	5,645,191
1,100,233	MASTR Alternative Loans Trust, Series 2004-10-5A5	5.75%		09/25/2034	1,103,823
2,084,808	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A6	6.00%		03/25/2037	1,649,545
1,677,772	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1-AF3B	6.25%		08/25/2036	1,332,529
28,984,924	Morgan Stanley Capital Trust, Series 2006-HE3-A2D, (1 Month LIBOR USD + 0.25%, 0.25% Floor)	2.34%		04/25/2036	27,248,657
9,447,818	Morgan Stanley Mortgage Loan Trust, Series 2005-10-4A1	5.50%		12/25/2035	8,827,285
1,266,552	Morgan Stanley Mortgage Loan Trust, Series 2007-12-3A4	6.25%		08/25/2037	1,058,820
9,899,467	New Century Home Equity Loan Trust, Series 2006-1-A2B, (1 Month LIBOR USD + 0.18%, 0.18% Floor, 12.50% Cap)	2.27%		05/25/2036	9,306,803
9,575,396	New Residential Mortgage LLC, Series 2018-FNT1-B	3.91%	^	05/25/2023	9,600,715
4,262,000	Nomura Asset Acceptance Corporation, Series 2006-AP1-A2	5.52%	#	01/25/2036	2,300,817
1,546,913	Nomura Asset Acceptance Corporation, Series 2007-1-1A1A	6.00%	ß	03/25/2047	1,405,489
2,332,617	Nomura Asset Acceptance Corporation, Series 2007-2-A1B	6.02%	#	04/25/2047	2,111,457
5,766,713	NRZ Excess Spread-Collateralized Notes, Series 2018-PLS1	4.37%	^	01/25/2023	5,722,357
10,890,539	Opteum Mortgage Acceptance Corporation Trust, Series 2006-2-A1C, (1 Month LIBOR USD + 0.27%, 0.27% Floor)	2.36%		07/25/2036	6,975,735
697,722	PR Mortgage Loan Trust, Series 2014-1-APT	5.91%	#^	10/25/2049	620,547
7,195,920	Pretium Mortgage Credit Partners LLC, Series 2018-NPL1-A1	3.38%	^§	01/27/2033	7,153,417
10,995,597	PRPM LLC, Series 2017-3A-A1	3.47%	#^	11/25/2022	10,976,352
3,213,053	RALI Trust, Series 2005-QS12-A3	5.50%		08/25/2035	3,099,466
4,036,574	RALI Trust, Series 2006-QS12-2A12, (1 Month LIBOR USD + 0.20%, 0.20% Floor, 7.50% Cap)	2.29%		09/25/2036	3,199,008
4,036,574	RALI Trust, Series 2006-QS12-2A13	5.27%	±I/FI/O	09/25/2036	713,468
1,334,007	RBSGC Mortgage Loan Trust, Series 2007-A-2A4	6.25%		01/25/2037	1,313,279
2,435,931	Residential Accredit Loans, Inc., Series 2005-QS13-1A6	5.50%		09/25/2035	2,289,673
3,686,596	Residential Accredit Loans, Inc., Series 2005-QS9-A6	5.50%		06/25/2035	3,668,234
627,552	Residential Accredit Loans, Inc., Series 2006-QS12-1A1	6.50%		09/25/2036	474,738
5,301,425	Residential Accredit Loans, Inc., Series 2006-QS18-1A4	6.25%		12/25/2036	4,938,334
1,819,578	Residential Accredit Loans, Inc., Series 2006-QS7-A2	6.00%		06/25/2036	1,675,859
4,542,520	Residential Accredit Loans, Inc., Series 2007-QA5-3A1	5.81%	#	09/25/2037	4,164,150
1,367,730	Residential Accredit Loans, Inc., Series 2007-QS11-A1	7.00%		10/25/2037	1,204,334
10,637,099	Residential Accredit Loans, Inc., Series 2007-QS1-1A2, (-1 x 1 Month LIBOR USD + 5.45%, 5.45% Cap)	3.36%	I/FI/O	01/25/2037	1,128,924
10,637,099	Residential Accredit Loans, Inc., Series 2007-QS1-1A5, (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.00% Cap)	2.64%		01/25/2037	8,529,954
864,936	Residential Accredit Loans, Inc., Series 2007-QS5-A1	5.50%		03/25/2037	783,009
2,599,012	Residential Asset Securities Corporation, Series 2007-KS3-AI3, (1 Month LIBOR USD + 0.25%, 0.25% Floor, 14.00% Cap)	2.34%		11/25/2036	2,563,731
4,711,215	Residential Asset Securitization Trust, Series 2006-A12-A1	6.25%		11/25/2036	3,177,974
1,745,706	Residential Asset Securitization Trust, Series 2006-A8-1A1	6.00%		08/25/2036	1,554,107
134,809	Residential Funding Mortgage Securities Trust, Series 2005-S9-A11	6.25%		12/25/2035	131,322
1,244,707	Residential Funding Mortgage Securities Trust, Series 2006-SA2-3A1	4.91%	#	08/25/2036	1,168,395
8,000,000	Soundview Home Loan Trust, Series 2005-OPT4-M1, (1 Month LIBOR USD + 0.46%, 0.46% Floor)	2.55%		12/25/2035	7,451,441
5,150,807	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17-5A1	3.55%	#	08/25/2035	4,648,168
7,103,811	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22-4A1	3.75%	#	12/25/2035	6,836,045
4,837,892	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-10-3AF, (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap)	2.49%		11/25/2036	4,323,033
2,697,634	Structured Adjustable Rate Mortgage Loan Trust, Series 2008-1-A2	3.87%	#	10/25/2037	2,449,613
5,906,530	Structured Asset Mortgage Investments Trust, Series 2006-AR6-1A1, (1 Month LIBOR USD + 0.18%, 0.18% Floor, 10.50% Cap)	2.27%		07/25/2036	5,456,657
6,891,880	Structured Asset Mortgage Investments Trust, Series 2006-AR6-1A3, (1 Month LIBOR USD + 0.19%, 0.19% Floor, 10.50% Cap)	2.28%		07/25/2036	5,387,385
12,740,128	Structured Asset Mortgage Investments Trust, Series 2006-AR7-A1A, (1 Month LIBOR USD + 0.21%, 0.21% Floor, 10.50% Cap)	2.30%		08/25/2036	11,627,679
5,733,670	Structured Asset Mortgage Investments Trust, Series 2006-AR8-A2, (1 Month LIBOR USD + 0.21%, 0.21% Floor, 11.50% Cap)	2.30%		10/25/2036	5,401,954
11,551,290	Structured Asset Mortgage Investments Trust, Series 2007-AR3-2A1, (1 Month LIBOR USD + 0.19%, 0.19% Floor, 10.50% Cap)	2.28%		09/25/2047	11,170,956
22,205,847	Structured Asset Securities Corporation, Series 2007-RF1-1A, (1 Month LIBOR USD + 0.19%, 0.19% Floor)	2.28%	^	03/25/2037	19,958,125
10,064,360	Structured Asset Securities Trust, Series 2005-17-5A1	5.50%		10/25/2035	8,202,074
557,720	Thornburg Mortgage Securities Trust, Series 2007-4-2A1	3.42%	#	09/25/2037	558,316
8,757,679	US Residential Opportunity Fund Trust, Series 2017-1III-A	3.35%	^§	11/27/2037	8,739,702
3,847,771	Verus Securitization Trust, Series 2018-INV1-A2	3.85%	^	03/25/2058	3,862,509
6,012,143	Verus Securitization Trust, Series 2018-INV1-A3	4.05%	^	03/25/2058	6,027,041
5,532,540	VOLT LLC, Series 2017-NPL7-A1	3.25%	^§	06/25/2047	5,515,506
2,221,983	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-10-2A8	6.00%		11/25/2035	2,145,965
4,818,058	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-2CB6	6.00%		07/25/2036	3,987,133
15,343,081	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR11-1A, (12 Month US Treasury Average + 0.96%, 0.96% Floor)	2.52%		09/25/2046	14,329,502
3,501,759	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-2-1A6	6.00%		02/25/2037	3,072,855
345,531	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-4-1A1	5.50%		06/25/2037	344,729
3,887,354	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A6	6.00%		06/25/2037	3,902,471
1,090,317	Wells Fargo Alternative Loan Trust, Series 2007-PA3-1A4	5.75%		07/25/2037	1,023,848
2,096,542	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4-2A1	4.19%	#	04/25/2036	1,962,034
7,429,495	Wells Fargo Mortgage Backed Securities Trust, Series 2007-11-A96	6.00%		08/25/2037	7,400,682
580,448	Wells Fargo Mortgage Backed Securities Trust, Series 2007-13-A2	6.25%		09/25/2037	585,831
1,084,596	Wells Fargo Mortgage Backed Securities Trust, Series 2007-3-1A4	6.00%		04/25/2037	1,080,855
9,835,797	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A1	6.00%		06/25/2037	9,821,715

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $742,880,556)					730,585,530

Short Term Investments - 6.2%
16,915,079	BlackRock Liquidity Funds FedFund - Institutional Shares	1.78%	◆		16,915,079
16,915,079	Fidelity Institutional Money Market Government Portfolio - Class I	1.76%	◆		16,915,079
16,915,078	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	1.80%	◆		16,915,078

Total Short Term Investments (Cost $50,745,236)					50,745,236

Total Investments - 101.4% (Cost $838,091,555)					825,424,320
Liabilities in Excess of Other Assets - (1.4)%					(11,583,199)

NET ASSETS - 100.0%					$813,841,121

^

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At June 30, 2018, the value of these securities amounted to $204,940,687 or 25.2% of net assets.

#

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2018.

±

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate desclosed is as of June 30, 2018.

ß

The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of June 30, 2018.

§	The interest rate will step up if the issuer does not redeem the bond by an expected redemption date. The interest rate shown is the rate in effect as of June 30, 2018.

I/O	Interest only security

I/F

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

Þ	Value determined using significant unobservable inputs.

◆	Seven-day yield as of June 30, 2018

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Non-Agency Residential Collateralized Mortgage Obligations	89.8%
Short Term Investments	6.2%
Non-Agency Commercial Mortgage Backed Obligations	2.5%
Collateralized Loan Obligations	1.5%
Asset Backed Obligations	1.4%
Other Assets and Liabilities	(1.4)%

100.0%

Notes to Schedule of Investments

June 30, 2018 (Unaudited)

Organization

The Fund is a separate investment series of DoubleLine Funds Trust (the “Trust”). The Fund commenced operations on August 4, 2014. Shares of the Fund may currently be purchased in transactions by the Adviser or its affiliates acting in their capacity as investment adviser (or in a similar capacity) for clients, including separately managed private accounts, investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and other funds, each of which must be an “accredited investor” as defined in Regulation D under the Securities Act. The Fund also may permit purchases of shares by (i) qualified employees, officers and Trustees of the Fund and their qualified family members; (ii) qualified employees and officers of the Adviser or Double Line Group LP and their qualified family members; (iii) qualified affiliates of the Adviser or DoubleLine Group LP; and (iv) other qualified accounts. The Fund’s Investment objective is to seek long-term total return.

Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted market prices in active markets for identical securities

Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Assets and liabilities may be transferred between levels. The Fund uses end of period timing recognition to account for any transfers.

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 20181:

Category
Investments in Securities
Level 1
Money Market Funds	$50,745,236

Total Level 1	50,745,236
Level 2
Non-Agency Residential Collateralized Mortgage Obligations	716,643,039
Non-Agency Commercial Mortgage Backed Obligations	20,857,064
Asset Backed Obligations	11,096,903
Collateralized Loan Obligations	12,034,510

Total Level 2	760,631,516
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	13,942,491
Non-Agency Commercial Mortgage Backed Obligations	105,077

Total Level 3	14,047,568

Total	$825,424,320

See the Schedule of Investments for further disaggregation of investment categories.

1 There were no transfers into or out of Levels 1, 2 or 3 during the period ended June 30, 2018.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Fair Value as of 3/31/2018	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) [3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3 [4]	Transfers Out of Level 3 [4]	Fair Value as of 6/30/2018	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2018 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$14,152,928	$24,915	$(45,259)	$60,080	$-	$(250,174)	$-	$-	$13,942,491	$(45,259)
Non-Agency Commercial Mortgage Backed Obligations	140,081	-	(37,765)	2,761	-	-	-	-	105,077	(37,765)

Total	$14,293,009	$24,915	$(83,024)	$62,841	$-	$(250,174)	$-	$-	$14,047,568	$(83,024)

1 Purchases include all purchases of securities and payups.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on securities held at June 30, 2018 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 6/30/2018 *	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$13,942,491	Market Comparables	Market Quotes	$85.55 - $100.35	Significant changes in the market quotes would result in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	105,077	Market Comparables	Yields	45.71%	Increase in the yields would result in the decrease in the fair value of the security

* Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of this Form N-Q, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  DoubleLine Funds Trust

By (Signature and Title)          /s/ Ronald R. Redell

Ronald R. Redell, President

Date                       8/24/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)          /s/ Ronald R. Redell

Ronald R. Redell, President

Date                       8/24/2018

By (Signature and Title)            /s/ Susan Nichols

Susan Nichols, Treasurer and Principal Financial and Accounting Officer

Date                       8/24/2018